Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Mar. 31, 2021	$ 1,125	$ 1,282	$ 35,239	$ 37,646
Balance, shares at Mar. 31, 2021	22,500,000
Net income			1,993,605	1,993,605
Balance at Mar. 31, 2022	$ 1,125	1,282	2,028,844	2,031,251
Balance, shares at Mar. 31, 2022	22,500,000
Net income			1,167,260	1,167,260
Balance at Mar. 31, 2023	$ 1,125	1,282	3,196,104	3,198,511
Balance, shares at Mar. 31, 2023	22,500,000
Net income			1,091,285	1,091,285
Balance at Mar. 31, 2024	$ 1,125	$ 1,282	$ 4,287,389	$ 4,289,796
Balance, shares at Mar. 31, 2024	22,500,000